Information by business segment and by geographic area - Assets by geographic area (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Information by business segment and by geographic area
Investments in equity securities - Non-Current	$ 1,751	$ 2,031	$ 2,798
Investments in associates and joint ventures	1,751	2,031
Intangible	9,011	9,296	8,499
Property, plant and equipment	41,931	41,148	$ 46,576
Total	52,693	52,475
Brazil
Information by business segment and by geographic area
Investments in associates and joint ventures	1,730	1,760
Intangible	7,050	7,341
Property, plant and equipment	23,793	23,364
Total	32,573	32,465
Canada
Information by business segment and by geographic area
Intangible	1,958	1,951
Property, plant and equipment	12,441	11,798
Total	14,399	13,749
Americas, except Brazil and Canada
Information by business segment and by geographic area
Investments in associates and joint ventures		234
Property, plant and equipment	3	5
Total	3	239
Europe
Information by business segment and by geographic area
Property, plant and equipment	739	894
Total	739	894
Indonesia
Information by business segment and by geographic area
Intangible	1	2
Property, plant and equipment	2,723	2,729
Total	2,724	2,731
China
Information by business segment and by geographic area
Investments in associates and joint ventures		17
Intangible	2	2
Property, plant and equipment	21	19
Total	23	38
Asia, except Indonesia and China
Information by business segment and by geographic area
Investments in associates and joint ventures	21	20
Property, plant and equipment	874	951
Total	895	971
Oman
Information by business segment and by geographic area
Property, plant and equipment	1,337	1,388
Total	$ 1,337	$ 1,388